Notes Payable and Warrant Liability (Details)	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 663,339
2022	685,222
2023	707,826
2024	731,177
2025	496,064
Total	3,283,628
Less: Loan costs	(98,259)
Total	$ 3,185,369